Annual Fund Operating Expenses - iShares Global Green Bond ETF - iShares Global Green Bond ETF	Mar. 01, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none	[1]
Expenses (as a percentage of Assets)	0.25%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	0.20%

[1]	The amount rounded to 0.00%.